Consolidated statements of comprehensive income - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Consolidated statements of comprehensive income [Abstract]
Net earnings	$ 589,542	$ 171,842
Items that will not be reclassified to net earnings:
Remeasurements of defined benefit liability	(684)	(2,276)
Remeasurements of defined benefit liability - equity-accounted investee	25,101	19,585
Items that are or may be reclassified to net earnings:
Exchange differences on translation of foreign operations	(71,089)	132,933
Gains (losses) on derivatives designated as cash flow hedges - equity-accounted investee	(35,675)	11,889
Exchange difference on translation of foreign operations - equity-accounted investee	132,809	(10,646)
Other comprehensive income, net of taxes	50,462	151,485
Total comprehensive income (loss)	$ 640,004	$ 323,327